Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Text Block Abstract
Schedule of carrying amounts of right-of-use assets recognized and the movements
	Office facilities	Motor vehicles	Total
At January 1, 2022	378	2	380
Additions	1,204	140	1,344
Cancellations	(886)	-	(886)
Depreciation expense	(410)	(44)	(454)
As at December 31, 2022	286	98	384

Schedule of carrying amounts of lease liabilities and the movements
2022
At January 1, 2022	385
Additions	1,321
Cancellations	(934)
Payments	(366)
Linked exchange rate	(13)
As at December 31, 2022	393
Current	163
Non-current	230

Schedule of amounts recognized in profit or loss
2022
Depreciation expense of right-of-use assets	454
Interest expense on lease liabilities	67
Total amount recognized in profit or loss	521